Growth & Income Portfolio
PORTFOLIO OF INVESTMENTS April 30, 1998
(Unaudited)

ISSUER                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 10.2%
--------------------------------------------------------------------------------
Barrick Gold Corp.                                      47,400     $ 1,063,537
Crown Cork & Seal Inc.                                  15,500         806,969
EI du Pont de Nemours & Co.                             47,400       1,951,375
Martin Marietta Materials Inc.                          31,600       1,483,225
Mead Corp.                                              33,600       1,163,400
Weyerhauser Co.                                         21,100       1,215,888
                                                                   -----------
                                                                     7,684,394
                                                                   -----------
CAPITAL GOODS -- 4.0%
--------------------------------------------------------------------------------
Deere & Co.                                             28,400       1,659,625
Parker Hannifin Corp.                                   29,600       1,320,900
                                                                   -----------
                                                                     2,980,525
                                                                   -----------

CONSUMER DURABLE -- 5.1%
--------------------------------------------------------------------------------
Goodyear Tire & Rubber                                  26,800       1,876,000
Lucasvarity PLC                                         24,425       1,099,125
Meritor Automotive Inc.                                 33,300         859,556
                                                                   -----------
                                                                     3,834,681
                                                                   -----------

CONSUMER SERVICES -- 4.6%
--------------------------------------------------------------------------------
McDonalds Corp.                                         43,800       2,710,125
Tricon Global
   Restaurants Inc.*                                    24,700         784,225
                                                                   -----------
                                                                     3,494,350
                                                                   -----------

ENERGY -- 17.1%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                      18,800       1,081,000
Burlington Resources Inc.                               37,300       1,753,100
Diamond Offshore Drilling Inc.                          14,500         734,063
Exxon Corp.                                             27,600       2,013,075
Halliburton Co.                                         30,200       1,661,000
Mobil Corp.                                             24,700       1,951,300
Royal Dutch Petroleum Corp.                             35,400       2,002,312
Santa Fe International Corp.                            43,700       1,712,494
                                                                   -----------
                                                                    12,908,344
                                                                   -----------

FINANCE -- 24.4%
--------------------------------------------------------------------------------
Bankers Trust Corp.                                     10,100       1,304,162
Chase Manhattan Bank Corp.                              18,600       2,577,263
Everest Reinsurance Holdings                            47,800       1,971,750
Franklin Resources Inc.                                 18,300         979,050
J.P. Morgan & Co. Inc.                                  15,000       1,968,750
Lehman Brothers Holdings Inc.                           30,500       2,167,406
Nationsbank Corp.                                       28,600       2,166,450
Safeco Corp.                                            32,100       1,602,994
Travelers Group Inc.                                    21,000       1,284,938
Washington Mutual Inc.                                  14,600       1,022,912
Wells Fargo                                              3,700       1,363,450
                                                                   -----------
                                                                    18,409,125
                                                                   -----------

HEALTHCARE SERVICES -- 4.5%
--------------------------------------------------------------------------------
American Home Products Corp.                            15,500       1,443,438
Oxford Health Plans*                                    48,300         827,137
Wellpoint Health Networks Inc.*                         15,500       1,117,938
                                                                   -----------
                                                                     3,388,513
                                                                   -----------

INDUSTRIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
U.S.A. Waste Services Inc.                              17,300         848,781
                                                                   -----------

RETAIL -- 3.7%
--------------------------------------------------------------------------------
Federated Department Stores Inc.*                       13,800         678,787
Premark International Inc.                              14,600         487,275
Sears Roebuck & Co.                                     15,700         931,206
Toys "R" Us Inc.*                                       25,900         713,869
                                                                   -----------
                                                                     2,811,137
                                                                   -----------

TECHNOLOGY -- 7.6%
--------------------------------------------------------------------------------
Compaq Computer Corp.                                   25,900         726,819
Hewlett Packard Co.                                     10,000         753,125
International Business Machines                          3,100         359,212
Intel Corp.                                              9,900         800,044
Raytheon Corp.                                          29,500       1,672,281
Sun Microsystems Inc.                                   34,200       1,408,613
                                                                   -----------
                                                                     5,720,094
                                                                   -----------

TRANSPORTATION -- 1.2%
--------------------------------------------------------------------------------
Union Pacific Corp.                                     16,500         903,375
                                                                   -----------

UTILITIES -- 11.8%
--------------------------------------------------------------------------------
American Electric Power Inc.                            17,300         826,075
American Telephone & Telegraph Corp.                    38,900       2,336,431
Bell Atlantic Corp.                                     18,700       1,749,619
Bellsouth Corp.                                         21,000       1,347,937
Cinergy Corp.                                           26,600         927,675
Entergy Corp.                                           30,300         753,713
Houston Industries Inc.                                 32,200         935,812
                                                                   -----------
                                                                     8,877,262
                                                                   -----------
TOTAL COMMON STOCKS                                                 71,860,581
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 4.6%
--------------------------------------------------------------------------------

Sanwa Repurchase Agreement 5.43% due 5/01/98
  proceeds at maturity $3,461,522
  (collateralized by $3,409,000 U.S. Treasury
  Note, 6.50% due 8/01/01, valued
  at $3,533,086)                                                     3,461,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Identified Cost $73,399,869)                          99.9%     75,321,581

OTHER ASSETS,
   LESS LIABILITIES                                        0.1          26,233
                                                         -----     -----------
NET ASSETS                                               100.0%    $75,347,814
                                                         =====     ===========
* Non income producing securities

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $73,399,869)       $75,321,581
Cash                                                                        920
Dividends and interest receivable                                        87,879
--------------------------------------------------------------------------------
 Total assets                                                        75,410,380
--------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses and other liabilities                                   62,566
--------------------------------------------------------------------------------
NET ASSETS                                                          $75,347,814
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $75,347,814
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                       $119,866
Interest income                                         67,988
--------------------------------------------------------------------------------
  Total investment income                                             $ 187,854
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                58,492
Custody and Fund Accounting fees                        41,178
Audit fees                                              13,750
Legal fees                                               5,000
Trustees fees                                            1,333
Miscellaneous                                            1,305
--------------------------------------------------------------------------------
  Total expenses                                       121,058
Less aggregate amounts waived by Investment Adviser    (58,492)
--------------------------------------------------------------------------------
 Net expense                                                             62,566
--------------------------------------------------------------------------------
Net investment income                                                   125,288
--------------------------------------------------------------------------------
Net realized gain from investment transaction          253,020
Net change in unrealized appreciation of investment  1,921,712
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investment                    2,174,732
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,300,020
--------------------------------------------------------------------------------

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                       $   125,288
Net realized gain on investment transactions                    253,020
Net change in unrealized appreciation of investments          1,921,712
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations          2,300,020
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                  73,466,468
Value of withdrawals                                           (418,674)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions         73,047,794
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                                  75,347,814
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                               --
--------------------------------------------------------------------------------
End of period                                               $75,347,814
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR THE PERIOD MARCH 2, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998
  (Unaudited)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                               $75,348
Ratio of expenses to average net assets                                   0.75%*
Ratio of net investment income to average net assets                      1.50%*
Portfolio turnover                                                           8%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                            1.45%*
Net investment income to average net assets                               0.80%*
--------------------------------------------------------------------------------

* Annualized

See notes to financial statements

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Growth & Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on March 2, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $58,492, all of which was voluntarily waived for the period March 2, 1998 (Commencement of Operations) to April 30, 1998. The management fees are computed at the annual rate of 0.70% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $74,350,203 and $4,664,354, respectively, for the period March 2, 1998 (Commencement of Operations) to April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                            $73,399,869
--------------------------------------------------------------------------------
Gross unrealized appreciation                             $ 2,812,280
Gross unrealized depreciation                                (890,568)
--------------------------------------------------------------------------------
Net unrealized appreciation                               $ 1,921,712
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period March 2, 1998 (Commencement of Operations) to April 30, 1998, no commitment fee was allocated to the Portfolio. Since the line of credit was established, there have been no borrowings.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS   April 30, 1998
(Unaudited)

ISSUER                                                  SHARES        VALUE
-------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 23.6%
-------------------------------------------------------------------------------
Abacus Direct Corp.*                                    119,100    $ 6,773,813
AHL Services Inc.*                                      114,980      3,923,693
Cultural Access Worldwide *                             132,800      1,875,800
Lamar Advertising Co.*                                  208,320      7,187,040
Metro Networks Inc.*                                     75,910      3,017,423
Metzler Group Inc.*                                      74,100      2,565,712
NFO Worldwide Inc.*                                     176,100      3,687,094
Probusiness Services Inc.*                              121,575      3,373,706
Profit Recovery Group International Inc.*               182,500      4,745,000
Rental Service Corp.*                                   172,770      5,021,128
Romac International Inc.*                               117,480      3,113,220
Snyder Communications Inc.*                             123,580      5,252,150
Suiza Foods Corp.*                                       88,180      5,224,665
Wilmar Industries Co.*                                  149,110      3,560,001
                                                                   -----------
                                                                    59,320,445
                                                                   -----------

COMMODITIES & PROCESSING -- 4.4%
-------------------------------------------------------------------------------
ITEQ Inc.*                                              314,370      4,008,218
OM Group Inc.                                           105,710      4,684,274
Synthetic Industries Inc.*                              103,420      2,365,732
                                                                   -----------
                                                                    11,058,224
                                                                   -----------

CONSUMER DURABLE -- 1.8%
-------------------------------------------------------------------------------
Tower Automotive Inc.*                                   85,180      4,541,159
                                                                   -----------

CONSUMER NON-DURABLES -- 1.3%
-------------------------------------------------------------------------------
Beringer Wine Estate Holdings *                          71,140      3,308,010
                                                                   -----------

CONSUMER SERVICES -- 9.2%
-------------------------------------------------------------------------------
American Italian Pasta Co.*                              58,470      1,812,570
Central Packing Corp.                                   122,415      5,738,203
Gray Communications Systems Inc.*                       106,030      3,154,393
Heftel Broadcasting Corp.*                               98,368      4,315,896
Premier Parks Inc.*                                      94,280      5,244,325
Suburban Lodges America Inc.*                           157,050      2,905,425
                                                                   -----------
                                                                    23,170,812
                                                                   -----------

ELECTRONICS/TECHNICAL SERVICES -- 19.6%
-------------------------------------------------------------------------------
CDW Computer Centers Inc.*                               86,030      4,172,455
Etec Systems Inc.*                                       77,350      4,389,613
Harbinger Corp.*                                         92,830      3,376,691
Inacom Corp.*                                           114,510      4,100,889
Lernout & Hauspie Speech Products*                      109,960      7,009,950
N2K Inc.*                                                24,620        618,577
PC Connection Inc.*                                      46,935      1,017,903
QAD Inc.*                                               220,600      3,060,825
Renaissance Worldwide Inc.*                             198,780      3,565,616
Sapient Corp.*                                           66,560      3,286,400
Sipex Corp.*                                            126,280      2,509,815
Speedfam International Inc.*                            122,850      3,562,650
Tier Technologies Inc.*                                  78,920      1,588,265
Whittman Hart Inc.*                                     156,780      6,878,722
                                                                   -----------
                                                                    49,138,371
                                                                   -----------

ENERGY MINERALS -- 4.3%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                        143,620      3,312,236
Key Energy Group Inc.*                                  156,400      2,922,725
Lomak Petroleum Inc.                                    239,230      3,304,365
Superior Energy Services Inc.*                           98,840      1,099,595
                                                                   -----------
                                                                    10,638,921
                                                                   -----------

FINANCE -- 11.0%
-------------------------------------------------------------------------------
Allied Group Inc.                                        91,575      2,735,803
Executive Risk Inc.                                      76,980      5,133,604
First Republic Bank of San Francisco*                    66,450      2,284,219
Litchfield Financial Corp.                               48,100      1,106,300
Medallion Financial Corp.                               127,800      3,818,025
Metris Companies Inc.*                                  106,800      6,054,225
Sirrom Capital Corp.                                    213,780      6,386,678
                                                                   -----------
                                                                    27,518,854
                                                                   -----------

HEALTH SERVICES/TECHNOLOGY -- 11.0%
-------------------------------------------------------------------------------
Concentra Managed Care Inc.*                            131,570      4,095,116
Henry Schein Inc.*                                       93,830      3,659,370
Human Genome Sciences Inc.*                             108,310      3,939,776
Parexel International Corp.*                            137,310      4,599,886
Renal Treatment Centers Inc.*                           186,058      6,163,171
Somas Medical Technologies*                             126,110      1,513,320
Viropharma Inc.*                                        169,700      3,690,975
                                                                   -----------
                                                                    27,661,614
                                                                   -----------

INDUSTRIAL SERVICES -- 2.3%
-------------------------------------------------------------------------------
American Disposal Services Inc.*                         77,550      3,109,270
Service Experts Inc.*                                    79,340      2,638,055
                                                                   -----------
                                                                     5,747,325
                                                                   -----------

PRODUCER MANUFACTURER -- 0.8%
-------------------------------------------------------------------------------
Simpson Manufacturing Inc.*                              49,400      2,056,275
                                                                   -----------

RETAIL -- 4.8%
-------------------------------------------------------------------------------
CD Now Inc.*                                             91,720      2,935,040
Men's Wearhouse Inc.*                                    83,090      3,500,166
Whole Foods Market Inc.*                                 90,350      5,590,406
                                                                   -----------
                                                                    12,025,612
                                                                   -----------

TRANSPORTATION -- 2.9%
--------------------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                           146,330      4,810,599
Hub Group Inc.*                                          92,550      2,441,006
                                                                   -----------
                                                                     7,251,605

TOTAL COMMON STOCKS                                                243,437,227
                                                                   -----------

ISSUER                                                               VALUE
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 3.4%
-------------------------------------------------------------------------------
Sanwa Repurchase Agreement
   5.42% due 5/01/98 proceeds
   at maturity $ 8,616,033
   (collateralized by $10,037,000
   U.S. Treasury Strip zero coupon
   due 2/15/00)                                                   $  8,612,000
-------------------------------------------------------------------------------
Total Investments
   (Identified Cost
   $200,229,565)                                100.4%             252,049,227
Other Assets, Less Liabilities                   (0.4)              (1,058,464)
                                                -----             ------------
Net Assets                                      100.0%            $250,990,763
                                                =====             ============

* Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $200,229,565)     $252,049,227
Cash                                                                         80
Interest receivable                                                       1,296
-------------------------------------------------------------------------------
   Total assets                                                     252,050,603
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                       810,000
Payable to affiliates-- Management fees (Note 2)                        153,818
Accrued expenses and other liabilities                                   96,022
-------------------------------------------------------------------------------
  Total liabilities                                                   1,059,840
-------------------------------------------------------------------------------
NET ASSETS                                                         $250,990,763
-------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $250,990,763
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                       $213,597
Interest income                                        225,187
-------------------------------------------------------------------------------
                                                                    $   438,784
-------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               848,002
Custody and Fund Accounting fees                       116,471
Auditing fees                                           11,850
Legal fees                                              11,692
Trustees fees                                            2,593
Miscellaneous                                            4,381
-------------------------------------------------------------------------------
  Total expenses                                                        994,989
-------------------------------------------------------------------------------
Net investment loss                                                    (556,205)
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net change in unrealized appreciation of
  investments                                       43,376,257
Less unrealized appreciation from contributed
  assets (Note 1)                                   25,188,211
-------------------------------------------------------------------------------
Unrealized appreciation of investments                               18,188,046
Net realized gain from investment transactions                        6,779,213
-------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                  24,967,259
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $24,411,054
-------------------------------------------------------------------------------

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                              SIX MONTHS         TEN MONTHS
                                                 ENDED             ENDED             YEAR ENDED
                                            APRIL 30, 1998     OCTOBER 31, 1997     DECEMBER 31,
                                              (Unaudited)         (Note 1F)             1996
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income (loss)                 $   (556,205)      $  (139,259)        $    28,536
Net realized gain on investment transactions    6,779,213           785,204           1,063,995
Unrealized appreciation of investments         18,188,046         6,200,702           1,516,882
------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                              24,411,054         6,846,647           2,609,413
------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   221,191,652        18,404,723          45,631,942
Value of withdrawals                          (44,209,960)      (22,795,675)         (6,088,455)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                   176,981,692        (4,390,952)         39,543,487
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                   201,392,746         2,455,695          42,152,900
NET ASSETS:
Beginning of period                            49,598,017        47,142,322           4,989,422
------------------------------------------------------------------------------------------------
End of period                                $250,990,763       $49,598,017         $47,142,322
------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS     TEN MONTHS                      JUNE 21, 1995
                                       ENDED           ENDED                        (COMMENCEMENT
                                      APRIL 30,     OCTOBER 31,     YEAR ENDED      OF OPERATIONS)
                                        1998            1997       DECEMBER 31,     TO DECEMBER 31,
                                     (Unaudited)      (Note 1F)        1996               1995
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                     $250,991         $49,598       $47,142            $4,989
Ratio of expenses to average
  net assets                             0.88%*          0.85%*        0.61%                0%
Ratio of net investment income
  (loss) to average net assets         (0.49)%*        (0.37)%*        0.15%             1.22%*
Portfolio turnover                         12%            108%           89%               41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed
Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets           0.88%*          1.04%*        1.17%             2.50%*
Net investment loss to average
  net assets                           (0.49)%*        (0.56)%*      (0.41)%           (1.28)%*
----------------------------------------------------------------------------------------------------

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), (formerly Small Cap Equity Portfolio), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and $37,432,299 including $2,166,532, $5,841,516,
$11,815,501 and $5,364,662, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex- dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. Change in Fiscal Year End During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions. The management fees paid to Citibank, amounted to $848,002 for the six months ended April 30, 1998. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $27,493,879 and $51,945,025, respectively, for the six months ended April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $200,229,565
-------------------------------------------------------------------------------
Gross unrealized appreciation                                      $ 59,805,259
Gross unrealized depreciation                                        (7,985,597)
-------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 51,819,662
-------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1998, the commitment fee allocated to the Portfolio was $217. Since the line of credit was established, there have been no borrowings.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        April 30, 1998
(Unaudited)

ISSUER                                                   SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.0%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 8.1%
--------------------------------------------------------------------------------
General Electric Co.                                    384,000    $32,688,000
Illinois Tool Works                                     155,000     10,927,500
                                                                   -----------
                                                                    43,615,500
                                                                   -----------

COMMERCIAL SERVICES -- 2.5%
--------------------------------------------------------------------------------
Interpublic Group Companies Inc.                         95,000      6,068,125
Paychex Inc.                                            137,000      7,440,813
                                                                   -----------
                                                                    13,508,938
                                                                   -----------

CONSUMER DURABLES -- 1.3%
--------------------------------------------------------------------------------
Leggett & Platt Inc.                                    139,000      7,219,312
                                                                   -----------

CONSUMER NON-DURABLES -- 8.9%
--------------------------------------------------------------------------------
Clorox Co.                                              100,275      8,410,566
Coca Cola Co.                                           294,000     22,307,250
Gillette Co.                                             65,000      7,503,437
Procter & Gamble Co.                                    123,000     10,109,062
                                                                   -----------
                                                                    48,330,315
                                                                   -----------

CONSUMER SERVICES -- 7.8%
--------------------------------------------------------------------------------
Carnival Corp.                                          121,000      8,417,063
Clear Channel  Communications*                           92,000      8,671,000
Cracker Barrel Old Country Store                        251,000      9,224,250
Gannett Inc.                                            144,630      9,825,801
Walt Disney Co.                                          48,700      6,054,019
                                                                   -----------
                                                                    42,192,133
                                                                   -----------

ENERGY -- 1.0%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        67,200      5,533,206
                                                                   -----------

FINANCE -- 11.1%
--------------------------------------------------------------------------------
American International Group Inc.                        46,000      6,051,875
Federal Home Loan Mortgage Corp.                        106,000      4,909,125
Federal National Mortgage Association                   194,430     11,641,496
MBNA Corp.                                              152,000      5,149,000
MGIC Investment Corp.                                   102,200      6,438,600
Norwest Corp.                                           176,100      6,988,969
State Street Corp.                                       79,000      5,648,500
US Bancorp                                               45,930      5,833,110
Zions Bancorp                                           148,000      7,566,500
                                                                   -----------
                                                                    60,227,175
                                                                   -----------

HEALTHCARE -- 22.2%
--------------------------------------------------------------------------------
Abbott Labs                                              89,000      6,508,125
Cardinal Health Inc.                                    119,000     11,453,750
Eli Lilly & Co.                                         121,000      8,417,062
HBO & Co.                                               149,000      8,912,063
Johnson & Johnson                                       115,000      8,208,125
Lincare Holdings Inc.*                                  120,700      9,791,787
Medtronic Inc.                                          184,000      9,683,000
Merck & Co.                                             142,000     17,111,000
Pfizer Inc.                                             173,000     19,689,562
Schering Plough Corp.                                    99,000      7,932,375
Warner Lambert Co.                                       64,000     12,108,000
                                                                   -----------
                                                                   119,814,849
                                                                   -----------

RETAIL -- 11.4%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                 127,489      6,278,833
Consolidated Stores*                                    174,100      6,964,000
Gap Inc.                                                121,000      6,223,938
Home Depot                                              154,000     10,722,250
Kohls Corp.*                                            208,070      8,595,892
Wal Mart Stores Inc.                                    282,000     14,258,625
Walgreen Co.                                            247,000      8,521,500
                                                                   -----------
                                                                    61,565,038
                                                                   -----------

TECHNOLOGY -- 20.2%
--------------------------------------------------------------------------------
Automatic Data Processing Inc.                          162,400     10,870,650
BMC Software Inc.*                                       64,000      5,988,000
Cisco Systems Inc.*                                     148,767     10,897,183
Compuware Corp.*                                        108,000      5,278,500
EMC Corp.*                                              203,000      9,363,375
Hewlett Packard Co.                                     103,800      7,817,438
Intel Corp.                                              78,000      6,303,375
Linear Technology Corp.                                  69,000      5,554,500
Microsoft Corp.*                                        272,000     24,514,000
Parametic Technology Corp.*                             268,000      8,567,625
Solectron Corp.*                                        116,900      5,180,130
SunGard Data Systems*                                   246,100      8,767,313
                                                                   -----------
                                                                   109,102,089
                                                                   -----------

TRANSPORTATION -- 1.5%
--------------------------------------------------------------------------------
Southwest Airlines Co.                                  290,000      7,956,875
                                                                   -----------

UTILITIES -- 1.0%
--------------------------------------------------------------------------------
Ameritech Corp.                                         128,000      5,448,000
                                                                   -----------
TOTAL COMMON STOCKS                                                524,513,430
                                                                   -----------

ISSUER                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM
OBLIGATIONS -- 3.2%
--------------------------------------------------------------------------------
Sanwa Repurchase Agreement
  5.42% due 5/01/98
  proceeds at maturity
  $17,476,000 (Collateralized
  by $11,000,000 U.S.
  Treasury Strip, zero coupon
  due 2/15/00 and
  $7,691,000
  U.S. Treasury Note,
  5.50% due 11/15/98)                                             $ 17,476,000
                                                                  ------------

TOTAL INVESTMENTS
   (Identified Cost $416,940,098)                        100.2%    541,989,430
OTHER ASSETS, LESS LIABILITIES                            (0.2)     (1,106,337)
                                                         -----    ------------

NET ASSETS                                               100.0%   $540,883,093
                                                         =====    ============

* Non income producing securities

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $416,940,098)     $541,989,430
Cash                                                                         60
Receivable for investments sold                                       5,450,130
Dividends and interest receivable                                       262,599
--------------------------------------------------------------------------------
  Total assets                                                      547,702,219
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     6,375,206
Payable to affiliates--Management fees (Note 2)                         266,013
Accrued expenses and other liabilities                                  177,907
--------------------------------------------------------------------------------
  Total liabilities                                                   6,819,126
--------------------------------------------------------------------------------
NET ASSETS                                                         $540,883,093
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                           $540,883,093
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                 $ 1,934,321
Interest income                                     362,537
--------------------------------------------------------------------------------
  Total investment income                                     $  2,296,858
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                          1,438,479
Custody and Fund Accounting fees                    229,472
Audit fees                                           13,750
Legal fees                                            9,184
Trustees fees                                         2,810
Miscellaneous                                         8,308
--------------------------------------------------------------------------------
  Total expenses                                                 1,702,003
--------------------------------------------------------------------------------
Net investment income                                              594,855
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net change in unrealized appreciation
  of investments                                 72,553,099
Less unrealized appreciation from
  contributed assets                             10,248,832
--------------------------------------------------------------------------------
Unrealized appreciation of investment                           62,304,267
Net realized gain from investment transactions                  39,166,058
--------------------------------------------------------------------------------
   Net realized and unrealized gain on investments             101,470,325
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $102,065,180
--------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                   SIX MONTHS      TEN MONTHS
                                     ENDED            ENDED        YEAR ENDED
                                APRIL 30, 1998  OCTOBER 31, 1997   DECEMBER 31,
                                  (Unaudited)      (Note 1F)          1996
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income          $    594,855       $  1,639,995     $  3,049,790
Net realized gain on
  investment transactions        39,166,058         60,297,277       28,518,761
Unrealized appreciation of
  investments                    62,304,267          1,141,934        4,832,223
--------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations     102,065,180         63,079,206       36,400,774
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions     215,193,953         38,002,991       61,756,061
Value of withdrawals           (101,288,776)       (64,731,733)     (55,752,909)
--------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from capital
  transactions                  113,905,177        (26,728,742)       6,003,152
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:     215,970,357         36,350,464       42,403,926
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             324,912,736        288,562,272      246,158,346
--------------------------------------------------------------------------------
End of period                  $540,883,093       $324,912,736     $288,562,272
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                               SIX MONTHS      TEN MONTHS                              MAY 1, 1994
                                 ENDED           ENDED           YEAR ENDED          (COMMENCEMENT
                                APRIL 30,      OCTOBER 31,       DECEMBER 31,      OF OPERATIONS) TO
                                  1998            1997        -----------------        DECEMBER 31,
                              (Unaudited)       (Note 1F)     1996         1995           1994
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted)               $540,883         $324,913    $288,562     $246,158        $186,685
Ratio of expenses to
 average net assets               0.71%*           0.60%*      0.60%        0.60%           0.60%*
Ratio of net investment income
 to average net assets            0.25%*           0.62%*      1.10%        1.73%           1.81%*
Portfolio turnover                  46%             103%         90%          67%             35%
------------------------------------------------------------------------------------------------------
* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), (formerly Equity Portfolio), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator. On November 1, 1997 the CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503 including $1,107,028, $3,598,984, $4,092,260 and $1,450,560, respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. Change in Fiscal Year End During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intention to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, amounted to $1,438,479 for the six months ended April 30, 1998. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $234,318,706 and $223,882,192, respectively, for the six months ended April 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $416,940,098
--------------------------------------------------------------------------------
Gross unrealized appreciation                                    $126,120,465
Gross unrealized depreciation                                      (1,071,133)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $125,049,332
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with the other CitiFunds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1998, the commitment fee allocated to the Portfolio was $443. Since the line of credit was established, there have been no borrowings.